Fixed assets - Other assumptions that affect the assessment of the recoverable amount (Details) - Orange brand [member]	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Perpetuity growth rate	1.40%	1.30%	1.20%
Post-tax discount rate	8.20%	7.70%	6.90%
Pre-tax discount rate	10.50%	9.80%	8.30%